Borrowing And Financing - Schedule of Debt Breakdown Per Index (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	7.00%
Long term debt	R$ 16,449,906
Certificates of Deposit
Debt and Financial Instruments [Line Items]
Long term debt	3,949,639
Fixed Rate
Debt and Financial Instruments [Line Items]
Long term debt	R$ 8,562,117
TJLP
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	2.95%
Long term debt	R$ 3,614,820
TR
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.00%
Long term debt	R$ 14,430
Other
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.00%
Long term debt	R$ 308,900
Minimum | Certificates of Deposit
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.75%
Minimum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	1.75%
Maximum | Certificates of Deposit
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	1.83%
Maximum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	10.00%